Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 1,774	$ 2,138
Ifrs Cash And Cash Equivalents Member
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	327	420
Short term investments and deposits [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	115	172
Trade receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	1,260	1,376
Other receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	33	94
Derivatives [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	19	54
Other non-current assets [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 20	$ 22